Inventory	6 Months Ended
Jun. 30, 2024
Inventory [Abstract]
INVENTORY

6. INVENTORY

Inventory from the company’s continuing operations was $nil and $nil at June 30, 2024 and December 31, 2023, respectively.

As of December 31, 2023, the total inventory from discontinued operation (BEH) was $143,259, respectively.